J. Stephen Feinour, Jr.

jfeinourjr@stradley.com

215.564.8521

July 20, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

            RE:      Franklin Templeton ETF Trust (the “Trust”)

File Nos. 333-208873 and 811-23124

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). On June 22, 2018, Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (“PEA 33”) (Accession No. 0001655589-18-000036) was filed with the U.S. Securities and Exchange Commission (the “Commission”) in order to register shares of a new series of the Trust designated as the Franklin Latin America ETF. The Trust is filing this Amendment for the purpose of changing the name of the Franklin Latin America ETF to the Franklin FTSE Latin America ETF (the “Fund”) and updating certain information in the prospectus and statement of additional information.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment and on PEA 33; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectus or statement of additional information of any other series of the Trust.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.